Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Multi-Strategy Total Return Fund, Inc.
Prospectus Date	rr_ProspectusDate	Oct. 05, 2017
Document Creation Date	dei_DocumentCreationDate	Oct. 04, 2017